TRANSAMERICA VARIABLE ANNUITY O-SHARE

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated October 28, 2014

to the

Prospectus dated May 1, 2014

The supplement filed on October 27th is hereby deleted in its entirety.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Variable Annuity O-Share dated May 1, 2014